CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 117,620	$ 134,502
Interest-bearing deposits with other banks	25,830	24,341
Investment securities available-for-sale, at market value (cost $945,052 at December 31, 2013 and $1,017,104 at December 31, 2012)	913,601	1,032,096
Investment securities held-to-maturity (market value $824,985 at December 31, 2013 and $778,474 at December 31, 2012)	837,272	770,755
Other investments	47,427	71,492
Loans held for sale	8,114	16,256
Loans:
Commercial	1,035,668	861,033
Real estate - construction	80,741	73,517
Real estate - commercial	1,496,987	1,417,008
Real estate - residential	352,931	318,210
Installment	47,133	56,810
Home equity	376,454	367,500
Credit card	35,592	34,198
Lease financing	80,135	50,788
Total loans, excluding covered loans	3,505,641	3,179,064
Less: Allowance for loan and lease losses - uncovered	43,829	47,777
Net loans - excluding covered loans	3,461,812	3,131,287
Covered loans	457,873	748,116
Less: Allowance for loan and lease losses - covered	18,901	45,190
Net loans – covered	438,972	702,926
Total net loans	3,900,784	3,834,213
Premises and equipment	137,110	146,716
Goodwill	95,050	95,050
Other intangibles	5,924	7,648
FDIC indemnification asset	45,091	119,607
Accrued interest and other assets	283,390	244,372
Total assets	6,417,213	6,497,048
Deposits:
Interest-bearing demand	1,125,723	1,160,815
Savings	1,612,005	1,623,614
Time	952,327	1,068,637
Total interest-bearing deposits	3,690,055	3,853,066
Noninterest-bearing	1,147,452	1,102,774
Total deposits	4,837,507	4,955,840
Federal funds purchased and securities sold under agreements to repurchase	94,749	122,570
Federal Home Loan Bank short-term borrowings	654,000	502,000
Total short-term borrowings	748,749	624,570
Long-term debt	60,780	75,202
Total borrowed funds	809,529	699,772
Accrued interest and other liabilities	88,016	131,011
Total liabilities	5,735,052	5,786,623
Shareholders' equity
Common stock - no par value	577,076	579,293
Retained earnings	324,192	330,004
Accumulated other comprehensive loss	(31,281)	(18,677)
Treasury stock, at cost, 11,197,685 shares in 2013 and 10,684,496 shares in 2012	(187,826)	(180,195)
Total shareholders' equity	682,161	710,425
Total liabilities and shareholders’ equity	$ 6,417,213	$ 6,497,048